UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 94.1%
Equity — 39.8%
8,989,141	Goldman Sachs Structured International Equity Fund—12.1%	$94,565,765
5,257,405	Goldman Sachs Structured Large Cap Growth Fund—7.6%	58,882,935
5,478,935	Goldman Sachs Structured Large Cap Value Fund—7.3%	56,926,138
3,561,509	Goldman Sachs Structured Small Cap Equity Fund—4.8%	37,110,921
941,518	Goldman Sachs Emerging Markets Equity Fund—2.1%	16,410,650
2,327,092	Goldman Sachs Structured Emerging Markets Equity Fund—1.9%	14,567,595
825,734	Goldman Sachs Real Estate Securities Fund—1.6%	12,253,897
1,385,501	Goldman Sachs International Real Estate Securities Fund—1.2%	9,629,231
1,417,680	Goldman Sachs Structured International Small Cap Fund—1.2%	9,030,624

		309,377,756

Fixed Income — 54.3%
23,566,679	Goldman Sachs Short Duration Government Fund—30.4%	236,845,123
9,498,763	Goldman Sachs Global Income Fund—14.8%	115,219,999
4,633,089	Goldman Sachs High Yield Fund—3.8%	29,651,772
1,591,341	Goldman Sachs Commodity Strategy Fund—2.4%	18,666,432
1,264,693	Goldman Sachs Local Emerging Markets Debt Fund—1.5%	11,192,528
1,065,066	Goldman Sachs Emerging Markets Debt Fund—1.4%	11,129,942

		422,705,796

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 94.1%		$732,083,552

OTHER ASSETS IN EXCESS OF LIABILITIES — 5.9%		46,263,966

NET ASSETS — 100.0%		$778,347,518

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$821,521,570

Gross unrealized gain	5,615,921

Gross unrealized loss	(95,053,939)

Net unrealized security loss	$(89,438,018)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.6%
Equity — 97.3%
24,253,448	Goldman Sachs Structured International Equity Fund—32.3%	$255,146,272
15,431,950	Goldman Sachs Structured Large Cap Value Fund—20.3%	160,337,958
13,734,940	Goldman Sachs Structured Large Cap Growth Fund—19.5%	153,831,330
7,306,765	Goldman Sachs Structured Small Cap Equity Fund—9.6%	76,136,491
2,318,260	Goldman Sachs Emerging Markets Equity Fund—5.1%	40,407,272
5,273,894	Goldman Sachs Structured Emerging Markets Equity Fund—4.2%	33,014,575
1,442,727	Goldman Sachs Real Estate Securities Fund—2.7%	21,410,077
2,524,678	Goldman Sachs International Real Estate Securities Fund—2.2%	17,546,511
1,697,929	Goldman Sachs Structured International Small Cap Fund—1.4%	10,815,807

		768,646,293

Fixed Income — 3.3%
2,228,573	Goldman Sachs Commodity Strategy Fund—3.3%	26,141,158

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.6%		$794,787,451

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(4,392,085)

NET ASSETS — 100.0%		$790,395,366

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$1,018,814,759

Gross unrealized gain	3,108,069

Gross unrealized loss	(227,135,377)

Net unrealized security loss	$(224,027,308)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.4%
Equity — 63.2%
51,376,458	Goldman Sachs Structured International Equity Fund—19.4%	$540,480,334
34,085,388	Goldman Sachs Structured Large Cap Value Fund—12.7%	354,147,178
31,020,476	Goldman Sachs Structured Large Cap Growth Fund—12.5%	347,429,332
19,820,449	Goldman Sachs Structured Small Cap Equity Fund—7.4%	206,529,081
5,697,676	Goldman Sachs Emerging Markets Equity Fund—3.6%	99,310,497
14,024,977	Goldman Sachs Structured Emerging Markets Equity Fund—3.2%	87,796,352
3,280,810	Goldman Sachs Real Estate Securities Fund—1.7%	48,687,224
5,530,803	Goldman Sachs International Real Estate Securities Fund—1.4%	38,439,083
5,655,463	Goldman Sachs Structured International Small Cap Fund—1.3%	36,025,301

		1,758,844,382

Fixed Income — 37.2%
53,762,867	Goldman Sachs Global Income Fund—23.4%	652,143,577
22,802,723	Goldman Sachs High Yield Fund—5.3%	145,937,426
6,508,470	Goldman Sachs Commodity Strategy Fund—2.7%	76,344,354
4,762,685	Goldman Sachs Short Duration Government Fund—1.7%	47,864,980
5,000,079	Goldman Sachs Local Emerging Markets Debt Fund—1.6%	44,250,697
4,206,503	Goldman Sachs Emerging Markets Debt Fund—1.6%	43,957,959
2,743,315	Goldman Sachs Core Fixed Income Fund—0.9%	24,442,939

		1,034,941,932

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.4%		$2,793,786,314

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(10,597,335)

NET ASSETS — 100.0%		$2,783,188,979

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$3,349,916,019

Gross unrealized gain	9,735,810

Gross unrealized loss	(565,865,515)

Net unrealized security loss	$(556,129,705)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.4%
Equity — 84.2%
56,582,159	Goldman Sachs Structured International Equity Fund—26.6%	$595,244,315
39,718,704	Goldman Sachs Structured Large Cap Value Fund—18.4%	412,677,340
35,491,637	Goldman Sachs Structured Large Cap Growth Fund—17.8%	397,506,337
18,634,405	Goldman Sachs Structured Small Cap Equity Fund—8.7%	194,170,500
5,667,409	Goldman Sachs Emerging Markets Equity Fund—4.4%	98,782,931
13,254,744	Goldman Sachs Structured Emerging Markets Equity Fund—3.7%	82,974,697
2,715,785	Goldman Sachs Real Estate Securities Fund—1.8%	40,302,269
4,861,155	Goldman Sachs International Real Estate Securities Fund—1.5%	33,785,024
4,661,951	Goldman Sachs Structured International Small Cap Fund—1.3%	29,696,626

		1,885,140,039

Fixed Income — 16.2%
10,524,370	Goldman Sachs Global Income Fund—5.7%	127,660,612
13,235,542	Goldman Sachs High Yield Fund—3.8%	84,707,467
5,410,233	Goldman Sachs Commodity Strategy Fund—2.8%	63,462,031
4,145,322	Goldman Sachs Local Emerging Markets Debt Fund—1.7%	36,686,098
3,507,052	Goldman Sachs Emerging Markets Debt Fund—1.6%	36,648,691
1,460,565	Goldman Sachs Core Fixed Income Fund—0.6%	13,013,631

		362,178,530

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.4%		$2,247,318,569

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(8,518,282)

NET ASSETS — 100.0%		$2,238,800,287

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$2,794,867,778

Gross unrealized gain	7,913,912

Gross unrealized loss	(555,463,121)

Net unrealized security loss	$(547,549,209)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 100.5%
Equity — 43.8%
426,206	Goldman Sachs U.S. Equity Dividend and Premium Fund—19.6%	$3,737,826
307,083	Goldman Sachs International Equity Dividend and Premium Fund—12.4%	2,364,540
168,326	Goldman Sachs International Real Estate Securities Fund—6.2%	1,169,863
71,729	Goldman Sachs Real Estate Securities Fund—5.6%	1,064,459

		8,336,688

Fixed Income — 56.7%
475,276	Goldman Sachs High Yield Fund—16.0%	3,041,768
175,994	Goldman Sachs Local Emerging Markets Debt Fund—8.2%	1,557,545
148,027	Goldman Sachs Emerging Markets Debt Fund—8.1%	1,546,882
169,532	Goldman Sachs Investment Grade Credit Fund—7.6%	1,454,587
84,206	Goldman Sachs Global Income Fund—5.4%	1,021,413
105,988	Goldman Sachs U.S. Mortgages Fund—5.2%	984,629
68,924	Goldman Sachs Ultra-Short Duration Government Fund—3.2%	621,005
38,962	Goldman Sachs Government Income Fund—3.0%	573,129

		10,800,958

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 100.5%		$19,137,646

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(86,965)

NET ASSETS — 100.0%		$19,050,681

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO

Schedule of Investments (continued)

September 30, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$22,076,300

Gross unrealized gain	—

Gross unrealized loss	(2,938,654)

Net unrealized security loss	$(2,938,654)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2008 (Unaudited)

Shares	Description	Value
Investment Companies (Institutional Shares) — 99.5%
Equity — 47.6%
4,343,908	Goldman Sachs Concentrated Emerging Markets Equity Fund—14.7%	$31,840,843
3,899,164	Goldman Sachs International Real Estate Securities Fund—12.6%	27,099,194
1,744,142	Goldman Sachs International Small Cap Fund—10.7%	23,197,085
1,396,355	Goldman Sachs Real Estate Securities Fund—9.6%	20,721,912

		102,859,034

Fixed Income — 51.9%
3,526,975	Goldman Sachs Commodity Strategy Fund—19.2%	41,371,418
2,770,458	Goldman Sachs Local Emerging Markets Debt Fund—11.4%	24,518,549
3,763,179	Goldman Sachs High Yield Fund—11.1%	24,084,348
2,107,582	Goldman Sachs Emerging Markets Debt Fund—10.2%	22,024,228

		111,998,543

TOTAL INVESTMENT COMPANIES (INSTITUTIONAL SHARES) — 99.5%		$214,857,577

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		1,070,459

NET ASSETS — 100.0%		$215,928,036

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments (continued)

September 30, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2008, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$259,346,638

Gross unrealized gain	—

Gross unrealized loss	(44,489,061)

Net unrealized security loss	$(44,489,061)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation —The investment valuation policy of the Funds is to value investments at market value. Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM “) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. If accurate quotations are not readily available, or if GSAM and GSAMI believe that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investment in investment companies (other than those that are exchange traded) by the Underlying Funds are valued at the NAV on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities in the Underlying Funds for which market quotations are not readily available or are deemed not to reflect market value by GSAM and GSAMI are valued at fair value using methods approved by the Board of Trustees.

     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM and GSAMI by taking into consideration market or security specific information as discussed below. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     GSAM and GSAMI, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS

Schedule of Investments (continued)

September 30, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Fair Value of Investments —For the period ended September 30, 2008, the Portfolios adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Portfolios invest. All amounts in the following table reflect Investments in Securities Long-Assets.

		Equity Growth	Growth and Income
Level	Balanced Strategy	Strategy	Strategy	Growth Strategy	Income Strategies	Satellite Strategies

Level 1	$732,083,552	$794,787,451	$2,793,786,314	$2,247,318,569	$19,137,646	$214,857,577

Level 2	—	—	—	—	—	—

Level 3	—	—	—	—	—	—

Total	$732,083,552	$794,787,451	$2,793,786,314	$2,247,318,569	$19,137,646	$214,857,577

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 26, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	November 26, 2008

* Print the name and title of each signing officer under his or her signature.